3. Property and Equipment (Tables)	3 Months Ended
Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment
			Net
		Accumulated	March 31,
	Cost	Depreciation	2017
	$		$
Land	58,600		58,600
Building	234,315	—	234,315
	292,915	—	292,915